Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Trade Receivables, Net of Allowance for Credit Losses

Trade receivables, net of allowance for credit losses, were as follows:

	December 31, 2025	December 31, 2024
Trade receivables	68,933	64,855
Expected credit losses	(1,114)	(952)
Total trade receivables	67,819	63,903
Current	61,601	52,519
Non-current	6,218	11,384

Schedule of Changes in Expected Credit Losses for Trade Receivables

The changes in expected credit losses for trade receivables are as follows:

	2025	2024	2023
Opening balance on January 1	(952)	(909)	(808)
Addition, net	(1,171)	(1,082)	(1,472)
Addition from acquisition of subsidiaries	(16)	(31)	—
Write-off	1,131	912	1,352
Exchange differences	(106)	158	19
Closing balance on December 31	(1,114)	(952)	(909)